WCM Focused International Growth Fund
A series of the Investment Managers Series Trust

Supplement dated June 17, 2011 to the Prospectus dated May 31, 2011

The following wiring instructions replace the wiring instructions under the heading “By Wire” on page 13 of the Prospectus:

UMB Bank, n.a.
ABA Number 101000695
For credit to WCM Funds
A/C # 9871975789
For further credit to:
Your account number
Fund Name
Name(s) of investor(s)
Social security or taxpayer ID number

Please file this Prospectus Supplement with your records.